Summary of Significant Accounting Policies - Schedule of Net Revenues By Geographical Location of Customers (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Segment Reporting [Line Items]
Net revenues	$ 407,931	¥ 2,778,378	¥ 8,283,373
PRC [Member]
Segment Reporting [Line Items]
Net revenues		2,454,426	5,462,221
United States [Member]
Segment Reporting [Line Items]
Net revenues		23,554	946,288
Hong Kong [Member]
Segment Reporting [Line Items]
Net revenues			1,249,900
The United Kingdom [Member]
Segment Reporting [Line Items]
Net revenues		168,352
Others [Member]
Segment Reporting [Line Items]
Net revenues		¥ 132,046	¥ 624,964